UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                       Washington, D.C.  20549

                             FORM 13F

Report for the Calendar Year or Quarter Ended: December 31, 2005.

Check here if Amendment [ ]   Amendment Number: _____________
                        [ ]   This amendment is a restatement.
                        [ ]   This amendment adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:      ALTA CAPITAL MANAGEMENT, L.L.C.
Address:   6440 South Wasatch Blvd. #260, Salt Lake City, UT  84121

Form 13F File Number:   28-7794

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name:      Michael O. Tempest
Title:     Principal
Phone:     801-274-6010
Signature, Place, and Date of Signing:

           Michael O. Tempest     Salt Lake City, Utah     January 9, 2006



                               FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0
Form 13F Information Table Entry Total:       73
Form 13F Information Table Value Total:	      437,790,000



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			                       VALUE	SHARES/	  INVST  VOTE
NAME OF ISSUER	      CLASS     CUSIP	       X$1000	PRN AMT   DSCTN
AUTH

Berkshire Hathaway      B       084670207      19,920     6,786   Sole   None
Fortune Brands                  349631101      17,854   228,832   Sole   None
Intuit                          461202103      17,222   323,106   Sole   None
ConocoPhillips                  20825C104      16,862   289,831   Sole   None
PepsiCo, Inc.                   713448108      16,442   278,299   Sole   None
Walgreen Company                931422109      15,061   340,279   Sole   None
Johnson & Johnson               478160104      14,597   242,873   Sole   None
Home Depot                      437076102      14,523   358,775   Sole   None
Ace Ltd.                        004644100      13,476   252,167   Sole   None
United Technologies             913017109      12,771   228,425   Sole   None
American Standard               029712106      12,574   314,753   Sole   None
Devon Energy Corp               25179M103      12,423   198,647   Sole   None
Medtronic Inc.                  585055106      12,169   211,370   Sole   None
Yum Brands Inc.                 895953107      11,896   253,762   Sole   None
Cendant                         151313103      11,343   657,549   Sole   None
Microsoft Corp.                 594918104      10,478   400,703   Sole   None
Idexx Laboratories, Inc.	45168D104      10,147	140,966	  Sole   None
General Electric                369604103      10,129   288,976   Sole   None
GTECH Holdings Corp             400518106       9,875   311,118   Sole   None
Alliant Techsystems Inc.        018804104       9,769   128,257   Sole   None
Newfield Expl Co		651290108	9,019	180,133   Sole   None
Affiliated Computer Services	008190100	8,994	151,979	  Sole   None
Triad Hospitals                 89579K109       8,896   226,761   Sole   None
AutoZone			053332102	8,882	 96,809   Sole   None
Total SA ADR                    89151E109       8,590    67,955   Sole   None
Alberto Culver Co.              013068101       7,996   174,783   Sole   None
Health Mgmt Assoc               421933102       7,931   361,160   Sole   None
Symantec Corp.                  871503108       7,524   429,936   Sole   None
Wells Fargo & Co.               949746101       7,523   119,731   Sole   None
Illinois Tool Works		452308109	7,473    84,935   Sole   None
Costco Wholesale Corp.          22160K105       7,458   150,753   Sole   None
Danaher Corp			235851102	7,439	133,372	  Sole   None
BP plc				055622104 	7,316	113,915   Sole   None
Paccar Inc.			693718108	7,044   101,742   Sole   None
Sysco Corporation               871829107       6,474   208,499   Sole   None
Comcast Corp.           A       200300200       5,028   195,701   Sole   None
Berkshire Hathaway      A       084670108       2,924        33   Sole   None
Coach Inc.                      189754104       2,656    79,663   Sole   None
Carbo Ceramics			140781105	2,373    41,978   Sole   None
Ball Corp                       058498106       2,371    59,680   Sole   None
Asta Funding Inc		046220109 	1,888	 69,050   Sole   None
Energizer Holdings Inc.         29266R108       1,661    33,363   Sole   None
Apache Corp			037411105	1,438	 20,990   Sole   None
Sunrise Assisted Living         86768K106       1,306    38,735   Sole   None
Encore Acquisition Co.          29255W100       1,302    40,635   Sole   None
Advance Auto Parts              00751Y106       1,292    29,715   Sole   None
Ceradyne, Inc.			156710105	1,289	 29,430   Sole   None
Middleby Corp.			596278101	1,285	 14,852	  Sole   None
Pepsi Bottling Group            713409100       1,260    44,029   Sole   None
Berry Petroleum			085789105	1,219	 21,310   Sole   None
Donaldson Inc.			257651109	1,187	 37,337	  Sole	 None
Cognizant Tech Solutions Crp.	192446102	1,159  	 23,059   Sole   None
American Healthways             02649V104       1,129    24,956   Sole   None
Varian Medical Systems Inc.     92220P105       1,125    22,340   Sole   None
Best Buy Inc.			086516101	1,088	 25,024   Sole	 None
Meritage Corp.                  59001A102       1,056    16,780   Sole   None
Pulte Homes Inc.                745867101       1,044    26,513   Sole   None
Thor Industries Inc.            885160101       1,014    25,313   Sole   None
Raven Industries		754212108	  972	 33,675   Sole   None
Mohawk Industries               608190104         949    10,907   Sole   None
Willis Group Holding		G96655108	  931	 25,204   Sole   None
Gilead Sciences                 375558103         907    17,246   Sole   None
Bio-Reference Lab Inc.          09057G602         887    47,154   Sole   None
Panera Bread Company            69840W108         829    12,627   Sole   None
Shuffle Master			825549108	  797    31,700   Sole   None
United Surgical Partners Intl.	913016309	  785    24,425   Sole   None
Biomet, Inc                     090613100         782    21,374   Sole   None
Resources Connection Inc.	76122q105	  737	 28,245   Sole   None
SFBC Intl			784121105	  678	 42,359   Sole   None
Bed Bath & Beyond		075896100	  658	 18,190   Sole   None
Apollo Group Inc.		037604105	  608    10,060   Sole   None
Estee Lauder Company            518439104         583    17,405   Sole   None
Mine Safety Appliances Co.	602720104	  506	 13,967   Sole   None

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